Fair Value Measurements	12 Months Ended
Sep. 30, 2013
Fair Value Disclosures [Abstract]
Fair Value Measurements
FAIR VALUES OF FINANCIAL INSTRUMENTS

U.S. GAAP requires disclosure of fair value information about financial instruments, whether or not recognized on the statement of financial condition, for which it is practicable to estimate those values. Certain financial instruments and all non-financial instruments are excluded from the disclosure requirements. Accordingly, the aggregate fair value estimates presented do not reflect the underlying fair value of the Company. Although management is not aware of any factors that would materially affect the estimated fair value amounts presented, such amounts have not been comprehensively revalued for purposes of these financial statements since that date, and therefore, estimates of fair value subsequent to that date may differ significantly from the amounts presented below.

		2013		2012
	Level in Fair Value Hierarchy	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
		(In thousands)
Financial assets
Cash and cash equivalents	1	$203,563	$203,563	$751,430	$751,430
Available-for-sale securities:
Equity securities	1	101,237	101,237		—
Obligations of U.S. government	2	533,975	533,975	183,560	183,560
Obligations of states and political subdivisions	2	22,545	22,545	24,844	24,844
Obligations of foreign governments		—	—	—	—
Corporate debt securities	2	452,015	452,015	403,325	403,325
Mortgage-backed securities
Agency pass-through certificates	2	1,251,176	1,251,176	1,169,976	1,169,976
Other debt securities		—	—	—	—
Total available-for-sale securities		2,360,948	2,360,948	1,781,705	1,781,705
Held-to-maturity securities:	2
Equity securities		—	—	—	—
Obligations of U.S. government		—	—	—	—
Obligations of states and political subdivisions		—	—	795	802
Obligations of foreign governments		—	—	—	—
Corporate debt securities		—	—	—	—
Mortgage-backed securities
Agency pass-through certificates		1,654,666	1,582,849	1,190,692	1,216,421
Other debt securities		—	—	—	—
Total held-to-maturity securities		1,654,666	1,582,849	1,191,487	1,217,223
Loans receivable	3	7,528,030	8,070,279	7,451,998	7,949,892
Covered loans	3	295,947	300,610	288,376	289,754
FDIC indemnification asset	3	64,615	62,300	87,571	85,846
FHLB stock	2	173,009	173,009	149,840	149,840
Financial liabilities
Customer accounts	2	9,090,271	8,585,068	8,576,618	8,406,432
FHLB advances and other borrowings	2	1,930,000	2,064,248	1,880,000	2,110,223

For a description of the level in fair value hierarchy under the provisions of the Fair Value Measurements and Disclosures topic of the FASB Accounting Standards Codification please see note Q.

The following methods and assumptions were used to estimate the fair value of financial instruments:

Cash and cash equivalents – The carrying amount of these items is a reasonable estimate of their fair value.

Available-for-sale securities and held-to-maturity securities – Securities at fair value are priced using model pricing based on the securities' relationship to other benchmark quoted prices as provided by an independent third party and under the provisions of the Fair Value Measurements and Disclosures topic of the FASB Accounting Standards Codification are considered a Level 2 input method except for equity securities which are considered a Level 1 input method.

Loans receivable and covered loans – For certain homogeneous categories of loans, such as fixed- and variable-rate residential mortgages, fair value is estimated for securities backed by similar loans, adjusted for differences in loan characteristics, using the same methodology described above for AFS and HTM securities. The fair value of other loan types is estimated by discounting the future cash flows and estimated prepayments using the current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining term. Some loan types were valued at carrying value because of their floating rate or expected maturity characteristics. Net deferred loan fees are not included in the fair value calculation but are included in the carrying amount.

FDIC indemnification asset – The fair value of the indemnification asset is estimated by discounting the expected future cash flows using the current rates .

FHLB stock – The fair value is based upon the redemption value of the stock which equates to its carrying value.

 Customer accounts – The fair value of demand deposits, savings accounts, and money market accounts is the amount payable on demand at the reporting date. The fair value of fixed-maturity certificates of deposit is estimated by discounting the estimated future cash flows using the rates currently offered for deposits with similar remaining maturities.

FHLB advances and other borrowings – The fair value of FHLB advances and other borrowings is estimated by discounting the estimated future cash flows using rates currently available to the Company for debt with similar remaining maturities.
Fair Value Measurements
U.S. GAAP defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. U.S. GAAP also establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:
Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active exchange markets that the entity has the ability to access as of the measurement date.
Level 2: Significant other observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active and other inputs that are observable or can be corroborated by observable market data.
Level 3: Significant unobservable inputs that reflect a company’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.
We have established and documented the Company's process for determining the fair values of our assets and liabilities, where applicable. Fair value is based on quoted market prices, when available, for identical or similar assets or liabilities. In the absence of quoted market prices, fair value is determined using valuation models or third-party appraisals. The following is a description of the valuation methodologies used to measure and report the fair value of financial assets and liabilities on a recurring or nonrecurring basis:
Measured on a Recurring Basis
Securities
Securities available for sale are recorded at fair value on a recurring basis. Securities at fair value are priced using model pricing based on the securities' relationship to other benchmark quoted prices as provided by an independent third party (primarily Bloomberg), and under the provisions of FASB ASC 820, Fair Value Measurement, are considered a Level 2 input method.

The following table presents the balance of assets measured at fair value on a recurring basis at September 30, 2013:

	Fair Value at September 30, 2013
	Level 1	Level 2	Level 3	Total
	(In thousands)
Available-for-sale securities
Equity securities	$101,237	$—	$—	$101,237
Obligations of U.S. government	—	533,975	—	533,975
Obligations of states and political subdivisions	—	22,545	—	22,545
Obligations of foreign governments	—	—	—	—
Corporate debt securities	—	452,015	—	452,015
Agency pass through mortgage-backed securities	—	1,251,176	—	1,251,176
Other debt securities	—	—	—	—
Balance at end of period	$101,237	$2,259,711	$—	$2,360,948

There were no transfers between, into and/or out of Levels 1, 2 or 3 during the year ended September 30, 2013 other than a transfer from Level 2 to Level 1 of $511 in Equity Securities.
Measured on a Nonrecurring Basis
Impaired Loans & Real Estate Held for Sale
From time to time, and on a nonrecurring basis, fair value adjustments to collateral-dependent loans and real estate held for sale are recorded to reflect write-downs of principal balances based on the current appraised or estimated value of the collateral. When management determines that the fair value of the collateral or the real estate held for sale requires additional adjustments, either as a result of a non-current appraisal value or when there is no observable market price, the Company classifies the impaired loan or real estate held for sale as Level 3. Level 3 assets recorded at fair value on a nonrecurring basis at September 30, 2013, included loans for which a specific reserve allowance was established or a partial charge-off was recorded based on the fair value of collateral, as well as covered REO and real estate held for sale for which fair value of the properties was less than the cost basis. Real estate held for sale consists principally of properties acquired through foreclosure.
The following table presents the aggregated balance of assets measured at estimated fair value on a nonrecurring basis for the year ended September 30, 2013, and the total losses resulting from those fair value adjustments for the quarter and year ended September 30, 2013. These estimated fair values are shown gross of estimated selling costs:

	Through September 30, 2013				Quarter Ended September 30, 2013	Year Ended September 30, 2013
	Level 1	Level 2	Level 3	Total	Total Losses
	(In thousands)
Impaired loans (1)	$—	$—	$87,170	$87,170	$366	$13,371
Covered REO (2)	—	—	20,308	20,308	208	811
Real estate held for sale (2)	—	—	82,840	82,840	4,618	24,268
Balance at end of period	$—	$—	$190,318	$190,318	$5,192	$38,450
 ___________________

(1)	The losses represents remeasurements of collateral-dependent loans.

(2)	The losses represents aggregate writedowns and charge-offs on real estate held for sale.
There were no liabilities carried at fair value, measured on a recurring or nonrecurring basis, at September 30, 2013.
The following describes the process used to value Level 3 assets measured on a nonrecurring basis:
Impaired loans - The Company adjusts the carrying amount of impaired loans when there is evidence of probable loss and the expected fair value of the loan is less than its contractual amount. The amount of the impairment may be determined based on the estimated present value of future cash flows or the fair value of the underlying collateral. Impaired loans with a specific reserve allowance based on cash flow analysis or the value of the underlying collateral are classified as Level 3 assets.
The evaluations for impairment are prepared by the Problem Loan Review Committee, which is chaired by the Chief Credit Officer and includes the Loan Review manager and Special Credits manager, as well as senior credit officers, division managers and group executives, as applicable. These evaluations are performed in conjunction with the quarterly allowance for loan loss ("ALLL") process.
Applicable loans are evaluated for impairment on a quarterly basis. Loans included in the previous quarter's review are reevaluated and if their values are materially different from the prior quarter evaluation, the underlying information (loan balance and collateral value) are compared. Material differences are evaluated for reasonableness and discussions are held between the relationship manager and their division manager to understand the difference and determine if any adjustment is necessary. The inputs are developed and substantiated on a quarterly basis, based on current borrower developments, market conditions and collateral values. The following method is used to value impaired loans:

•
The fair value of the collateral, which may take the form of real estate or personal property, is based on internal estimates, field observations, assessments provided by third-party appraisers and other valuation models. The Company performs or reaffirms valuations of collateral-dependent impaired loans at least annually. Adjustments are made if management believes that more recent information is available and relevant with respect to the fair value of the collateral.

Real estate held for sale ("REO") - These assets are valued based on inputs such as appraisals and third-party price opinions, less estimated selling costs. Assets that are acquired through foreclosure are recorded initially at the lower of the loan balance or fair value at the date of foreclosure. After foreclosure, valuations are updated periodically, and current market conditions my require the assets to be written down further to a new cost basis.
The following method is used to value real estate held for sale:

•
When a loan is reclassified from loan status to real estate held for sale due to the Company taking possession of the collateral, a Special Credits officer, along with the Special Credits manager, obtains a valuation, which may include a third-party appraisal, which is used to establish the fair value of the underlying collateral. The determined fair value, to the extent it does not exceed the carrying value of the loan, becomes the carrying value of the REO asset. In addition to the valuations from independent third-party sources, the carrying balance of REO assets are written down once a bona fide offer is contractually accepted, through execution of a Purchase and Sale Agreement, where the accepted price is lower than the current balance of the particular REO asset. The fair value of REO assets is re-evaluated quarterly and the REO asset is adjusted to reflect the lower of cost or fair value as necessary.